Provisions (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [Line Items]
Beginning balance	SFr 19.3	SFr 21.0
Additions	4.4	20.4
Release	(7.3)	(0.4)
Utilization	(4.4)	(21.6)
Unwinding of discount	0.1
Exchange differences	(0.1)
Ending balance	12.1	19.3
thereof current	5.0	14.9	SFr 0.4
thereof non-current	7.2	4.4	20.6
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	14.0	20.1
Additions	1.4	15.6
Release	(6.8)	0.0
Utilization	(4.4)	(21.6)
Unwinding of discount	0.0
Exchange differences	0.1
Ending balance	4.3	14.0
thereof current	4.3	14.0	0.0
thereof non-current	0.0	0.0	20.1
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	1.7	0.9
Additions	2.7	1.1
Release	(0.5)	(0.4)
Utilization	0.0	0.0
Unwinding of discount	0.0
Exchange differences	(0.1)
Ending balance	3.8	1.7
thereof current	0.5	0.7	0.4
thereof non-current	3.3	0.9	0.6
Asset retirement obligation
Disclosure of Provisions [Line Items]
Beginning balance	3.6	0.0
Additions	0.3	3.7
Release	0.0	0.0
Utilization	0.0	0.0
Unwinding of discount	0.1
Exchange differences	(0.1)
Ending balance	4.0	3.6
thereof current	0.2	0.1	0.0
thereof non-current	SFr 3.8	SFr 3.5	SFr 0.0